Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2021	Jul. 20, 2021	Jul. 19, 2021	Dec. 31, 2020
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	$ 373,253,000
Financial liabilities:
Warrant liabilities	11,240,000			$ 0
Warrant units		$ 0	$ 5,500,000	1,300,000
Fair Value, Recurring | Carrying Value
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	373,253,000
Financial liabilities:
Warrant units	0			1,309,000
Fair Value, Recurring | Carrying Value | Public Warrants
Financial liabilities:
Warrant liabilities	8,083,000
Fair Value, Recurring | Carrying Value | Private Placement Warrants
Financial liabilities:
Warrant liabilities	3,157,000
Fair Value, Recurring | Fair Value Measurements | Level 1
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	0
Financial liabilities:
Warrant units				0
Fair Value, Recurring | Fair Value Measurements | Level 1 | Public Warrants
Financial liabilities:
Warrant liabilities	8,083,000
Fair Value, Recurring | Fair Value Measurements | Level 1 | Private Placement Warrants
Financial liabilities:
Warrant liabilities	0
Fair Value, Recurring | Fair Value Measurements | Level 2
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	0
Financial liabilities:
Warrant units				0
Fair Value, Recurring | Fair Value Measurements | Level 2 | Public Warrants
Financial liabilities:
Warrant liabilities	0
Fair Value, Recurring | Fair Value Measurements | Level 2 | Private Placement Warrants
Financial liabilities:
Warrant liabilities	0
Fair Value, Recurring | Fair Value Measurements | Level 3
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	373,253,000
Financial liabilities:
Warrant units				$ 1,309,000
Fair Value, Recurring | Fair Value Measurements | Level 3 | Public Warrants
Financial liabilities:
Warrant liabilities	0
Fair Value, Recurring | Fair Value Measurements | Level 3 | Private Placement Warrants
Financial liabilities:
Warrant liabilities	$ 3,157,000